Document and Entity Information	Feb. 27, 2024
Details
Registrant CIK	0001440153
Fiscal Year End	--07-31
Registrant Name	Bakhu Holdings, Corp.
SEC Form	8-K
Period End date	Feb. 27, 2024
Tax Identification Number (TIN)	26-0510649
Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	000-55862
Entity Address, Address Line One	One World Trade Center
Entity Address, Address Line Two	Suite 130
Entity Address, City or Town	Long Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90831
City Area Code	310
Local Phone Number	891-1959
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false